Financial Instruments and Financial Risk Management (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2024 USD ($)
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Maximum exposure credit risk	$ 3,783,375	$ 8,390,013	$ 5,126,521
Trade accounts receivable	$ 1,445,141
Total accounts recievable, description	One customer represented approximately 15.35% ($221,809) of total accounts receivable, a second customer represented approximately 14.18% ($204,970) of total accounts receivable, and a third customer represented approximately 10.56% ($152,557) of total accounts receivable. In aggregate, these three customers accounted for approximately 40.09% ($579,336) of the total accounts receivable balance as of December 31, 2025.
Three Customers Notes [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Account payable	$ 38,818
Currency Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Foreign Currency Exchange Rate, Translation	5.0	5.0
Asset, Reporting Currency Denominated, Value	$ 390,000	$ 548,000